Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated depreciation	$ 824,000	$ 577,000	$ 278,000
Debt instrument, unamortized discount, current	$ 819,000	$ 2,326,000	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	33,736,399	32,405,146	28,956,158
Common stock, shares outstanding	33,736,399	32,405,146	28,956,158
Series A Preferred Stock [Member]
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1